Employee benefits (Schedule Of Expected To Pay Benefits For Subsequent Years) (Details) (Pension Plan [Member], EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	€ 318
2016	208
2017	506
2018	653
2019	608
Aggregate for the years 2020-2024	2,860
Total	€ 5,153